Lease - Summary of Components of Lease Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lease Cost [Abstract]
Operating lease cost	¥ 47,055	$ 7,384	¥ 40,479	¥ 24,224
Finance lease cost	6,983	1,096	4,724	8,931
Short-term lease cost	1,021	160	2,208	1,661
Lease expense	¥ 55,059	$ 8,640	¥ 47,411	¥ 34,816